Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Bonds & Corporate Bond Trust Certificated - 17.71%

Baby Bonds - 1.22%
Citigroup, Inc., 7.125%, due 8/15/2029	236,000	245,587
Wells Fargo & Co., 6.850%, due 09/15/2029	250,000	260,690
		506,278

Traditional Corporate Bonds - 16.49%	Principal Amount	Value
The Allstate Corp., 8.5066%, due 08/15/2053	350,000	351,750
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	540,911
Blackstone Private Credit Fund, 7.050%, due 09/29/2025	350,000	356,611
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	801,356
Energy Transfer LP, 7.125%, due 5/15/2030	350,000	357,316
Fifth Third Bancorp, 7.99428%, due 12/31/2024	850,000	847,837
Ford Motor Credit Co. LLC, 7.350%, due 11/04/2027	250,000	265,391
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	537,451
Lincoln National Corp., 9.250%, due 12/01/2027	350,000	385,004
NRG Energy, Inc., 10.250%, due 03/15/2028	500,000	563,139
PNC Financial Services Group, Inc., 6.200%, due 09/15/2027	350,000	356,301
PNC Financial Services Group, Inc., 6.250%, due 03/15/2030	250,000	253,823
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	536,400
USB Float, 6.58298%, due 10/15/2024	250,000	209,709
Wells Fargo & Co., 7.625%, due 09/15/2028	450,000	490,042
		6,853,041

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $6,957,309)		7,359,319

Traditional Preferred - 69.2%
Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	25,000	488,750
Federal Agricultural Mortgage Corp., 5.750%, due 07/17/2025	15,000	365,999
Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	16,700	385,436
AGNC Investment Corp., 6.875%, due 04/15/2025	23,000	584,430
AGNC Investment Corp., 6.125%, due 04/15/2025	20,000	490,400
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	8,000	169,680
Aspen Insurance Holdings Ltd., 5.625%, due 10/01/2024	20,000	416,200
Assurant, Inc., 5.250%, 01/15/2026	15,000	337,050
The Allstate Corp., 7.375%, due 07/15/2028	38,300	1,060,910
American Financial Group, Inc., 4.500% Due 9/15/2060	25,000	498,250
Apollo Global Management, Inc., 7.625%, due 09/15/2053	40,000	1,089,200
Athene Holding Ltd., 5.625%, due 09/30/2024	17,000	382,500
Athene Holding Ltd., 6.350%, due 6/30/2029	20,000	496,800
Athene Holding Ltd., 7.250%, due 3/30/2064	22,500	577,350
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	25,100	595,874
Atlanticus Holdings Corp.,7.625%, 06/11/2026	10,000	227,500
Atlanticus Holdings Corp., 9.250%, due 1/31/2029	15,000	377,700
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	228,100
Brunswick Corp., 6.625%, due 1/15/2049	20,000	501,000
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	198,000
Brookfield Infrastructure Finance ULC, 7.250%, due 5/31/2084	25,824	665,226
Bank of America Corp., 5.9727%, due 10/15/2024	25,000	565,000
Citizens Financial Group, Inc., 7.375, due 7/06/2029	30,000	810,600
Carlyle Finance LLC., 4.625%, due 05/15/2061	15,000	293,100
Compass Diversified Holdings, 7.875%, due 01/30/2025	17,500	428,750
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	519,000
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	429,450
Ford Motor Co., 6.500%, 08/15/2062	15,000	382,650
F&G Annuities & Life, Inc., 7.950%, due 12/15/2053	20,000	543,800
Fifth Third Bancorp, 6.000%, due 12/31/2025	2,455	62,504
Golar LNG Partners LP, 8.750%, due 10/14/2024	27,500	247,778
Global Net Lease, Inc., 6.875%, due 11/26/2024	25,000	587,500
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	551,250
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	452,615
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	5,000	118,550
Summit Hotel Properties, Inc., 6.250%, due 10/15/2024	20,000	419,400
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	614,560
KeyCorp, 5.650%, due 09/15/2024	20,000	451,000
KeyCorp, 6.200%, due 12/15/2027	25,000	612,500
Lincoln National Corp., 9.000%, due 12/01/2027	18,000	508,860
MFA Financial, Inc., 8.875%, due 2/15/2029	10,000	255,100
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	207,667
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	5,000	99,950
Affiliated Managers Group, 4.200%, 09/30/2061	4,660	83,134
Affiliated Managers Group, Inc. 6.750%, due 3/30/2029	26,000	674,700
Morgan Stanley, 5.850%, due 04/15/2027	6,785	169,014
Morgan Stanley, 6.500%, due 10/15/2027	10,000	265,900
Morgan Stanley, 6.625%, due 10/15/2029	10,000	268,400
M&T Bank Corp., 7.500%, due 6/15/2029	20,000	560,200
Annaly Capital Management, Inc., 6.750%, due 10/15/2024	25,000	634,250
Brookfield Oaktree Holdings, LLC, 6.550%, due 10/15/2024	11,000	260,920
OFS Credit Co., 6.125%, due 04/30/2026	20,920	513,795
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	488,290
Ready Capital Corp., 6.500%, due 06/30/2026	23,000	440,450
Regions Financial Corp., 6.950%, due 9/15/2029	20,000	525,800
Rithm Capital Corp., 11.0197%, due 10/15/2024	23,000	587,420
Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	363,300
Raymond James Financial, Inc., 6.375%, due 10/01/2024	11,118	280,618
Redwood Trust, Inc., 10.00%, Cumulative Perp Call 04/15/28@25.00	20,000	517,000
Redwood Trust, Inc., 9.000%, 09/01/2029	5,000	126,250
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	265,100
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	633,900
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	486,000
Syf 5.625%	22,500	480,375
Synchrony Financials, 8.250%, due 5/15/2029	22,500	576,450
TPG Operating Group II, LP, 6.950, due 3/15/2064	10,000	263,000
		28,762,205

TOTAL TRADITIONAL PREFERRED (Cost $28,501,698)		28,762,205

REIT Senior Securities - 2.38%
Pebblebrook Hotel Trust, 6.300%, due 10/15/2024	25,000	555,500
UMH Properties, Inc., 6.375%, Series D	18,000	433,620
		989,120

TOTAL REIT SENIOR SECURITIES (Cost $989,511)		989,120

Common Stocks - 6.75%

Air Freight & Logistics - 0.49%
United Parcel Service, Inc.	1,500	204,510
		204,510

Capital Markets - 0.35%
AllianceBernstein Holding LP	4,200	146,538
		146,538

Equity Real Estate Investment Trusts - 0.38%
Arbor Realty Trust, Inc.	10,000	155,600
		155,600

Household Durables - 2.06%
Whirlpool Corp.	8,000	856,000
		856,000

Insurance - 0.71%
Globe Life, Inc., 4.250%, 06/15/2061	16,136	293,837
		293,837

Pharmaceuticals - 1.85%
Organon & Co.	10,000	191,300
Pfizer, Inc.	20,000	578,800
		770,100

Oil, Gas & Consumable Fuels - 0.91%
Enterprise Products Partners LP	13,000	378,430
		378,430

TOTAL COMMON STOCKS (Cost $2,502,349)		2,805,015

Money Market Funds - 3.59%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (a)	1,492,274	1,492,274
		1,492,274

TOTAL MONEY MARKET FUNDS (Cost $1,492,274)		1,492,274

TOTAL INVESTMENTS (Cost $40,443,142) - 99.62%		41,407,933

Liabilities In Excess of Other Assets - (0.38)%		156,594

TOTAL NET ASSETS - 100.00%		41,564,527

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2024.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 41,407,933.31	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 41,407,933.31	- 0 -